Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SAFEs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year		$ 0	$ 122,588
Additions			37,379
Exercise or conversion			(184,182)
Measurement adjustments			24,215
Balance-end of year			0
Warrants | Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	$ 0
Additions	51,753
Exercise or conversion	0
Measurement adjustments	0
Balance-end of year	51,753	0
Warrants | 2017 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	0	1,035	808
Additions		0	0
Exercise or conversion		(13,714)	0
Measurement adjustments		12,679	227
Balance-end of year		0	1,035
Warrants | 2018 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	0	87	58
Additions		0	0
Exercise or conversion		(1,700)	0
Measurement adjustments		1,613	29
Balance-end of year		0	87
Warrants | 2020 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	$ 0	0
Additions		1,728
Exercise or conversion		(14,698)
Measurement adjustments		12,970
Balance-end of year		$ 0	$ 0